Lease liabilities	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Lease liabilities
29. Lease liabilities
The following table provides a breakdown for lease liabilities.

(€ thousands)	2023	2022
At January 1,	443,507	438,052
Interest expense	17,030	9,882
Repayment of lease liabilities (including interest expense)	(142,762)	(124,321)
Business combinations	160,869	—
IFRS 16 lease amendment: lease renegotiation	—	(7,194)
Additions due to new leases and store renewals	142,005	140,875
Decrease of lease liabilities due to store closures	(14,750)	(21,726)
Translation differences	(12,174)	7,939
At December 31,	593,725	443,507
Of which:
Non-current	471,083	332,050
Current	122,642	111,457

In certain countries, leases for stores entail the payment of both minimum amounts and variable amounts, especially for stores with lease payments indexed to revenue. As required by IFRS 16, only the minimum fixed lease payments are capitalized.
The following table summarizes the lease liabilities by maturity date:

(€ thousands)	At December 31,	Year 1	Year 2	Year 3	Year 4	Beyond
2023	593,725	122,642	102,631	82,248	68,876	217,328
2022	443,507	111,457	91,081	62,502	46,528	131,939
See Note 35 — Qualitative and quantitative information on financial risks—Liquidity risks for information relating to the contractual cash flows of the Group’s lease agreements.